Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ (7,581,452)	$ (4,722,146)	$ (20,906,985)